Expense Example {- Fidelity Managed Retirement 2020 Fund} - 07.31 Fidelity Managed Retirement Funds K Combo PRO-05 - Fidelity Managed Retirement 2020 Fund - Class K	Sep. 29, 2021 USD ($)
Expense Example:
1 year	$ 38
3 years	119
5 years	208
10 years	$ 461